Loans - Evaluation of Loans For Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated	$ 178,182	$ 140,287
Collectively evaluated	4,988,028	3,928,704
Commercial loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated	48,388	12,096
Collectively evaluated	886,627	640,525
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated	12,999	10,957
Collectively evaluated	741,234	564,687
Consumer loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated	1,260	1,023
Collectively evaluated	255,881	179,667
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated	115,535	116,211
Collectively evaluated	$ 3,104,286	$ 2,543,825